TAXES ON INCOME - Disclosure of detailed information about statements of financial position deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Non-current assets	$ 0	$ 763
Non-current liabilities	$ 963	$ 1,332